The Gabelli ABC Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 41.5%
	Aerospace and Defense — 0.3%
63,500	Hexcel Corp.	$2,130,425
1,600	L3Harris Technologies Inc.	271,744

		2,402,169

	Automotive — 0.1%
13,000	Navistar International Corp.†	566,020

	Broadcasting — 0.1%
8,000	Cogeco Inc.	529,007
20,000	MSG Networks Inc., Cl. A†	191,400

		720,407

	Building and Construction — 8.7%
2,000	Hinokiya Group Co. Ltd.	37,245
5,000	Huttig Building Products Inc.†	10,950
36,000	Johnson Controls International plc	1,470,600
1,010,000	Lennar Corp., Cl. B.	66,316,600
26,000	Norbord Inc.	768,353

		68,603,748

	Business Services — 0.0%
1,000	Devoteam SA†	114,197
2,000	eWork Group AB	16,727
25,000	exactEarth Ltd.†	14,551
2,500	Gunnebo AB†	6,937
500	Internationella Engelska Skolan i Sverige Holding II AB	4,444
2,000	MDC Partners Inc., Cl. A†	3,220
300,000	Steel Connect Inc.†	162,720

		322,796

	Cable and Satellite — 0.4%
22,500	AMC Networks Inc., Cl. A†	555,975
1,000	Charter Communications Inc., Cl. A†	624,340
600	Gilat Satellite Networks Ltd.†	3,390
45,000	Liberty Global plc, Cl. A†	945,450
40,000	Liberty Global plc, Cl. C†	821,400
7,000	Liberty Latin America Ltd., Cl. A†	57,750

		3,008,305

	Computer Software and Services — 2.3%
105,000	Digi International Inc.†	1,641,150
8,500	Fiserv Inc.†	875,925
20,000	iGO Inc.†	34,800
62,000	MobileIron Inc.†	434,620
20,000	NortonLifeLock Inc.	416,800
15,000	Rocket Internet SE†	328,171
4,500	Rockwell Automation Inc.	993,060
451,170	Rosetta Stone Inc.†	13,526,077

		18,250,603

Shares		Market Value
	Consumer Products — 0.1%
15,000	Bang & Olufsen A/S†	$33,945
20,000	Edgewell Personal Care Co.†	557,600

		591,545

	Diversified Industrial — 0.1%
68,000	Haldex AB†	317,379
42,000	Myers Industries Inc.	555,660
12,709	Steel Partners Holdings LP†	78,464
20,000	Wartsila OYJ Abp	157,531

		1,109,034

	Electronics — 0.8%
865,000	Fitbit Inc., Cl. A†	6,020,400

	Energy and Utilities — 1.3%
64,800	Alerion Cleanpower SpA	464,968
50,000	Alvopetro Energy Ltd.†	21,404
12,000	Apache Corp.	113,640
10,000	Avangrid Inc.	504,600
20,000	Endesa SA	535,344
520	Equitrans Midstream Corp.	4,399
200,000	Gulf Coast Ultra Deep Royalty Trust	1,400
45,000	National Fuel Gas Co.	1,826,550
30,000	Noble Energy Inc.	256,500
100,000	Primo Water Corp.	1,420,000
95,000	Severn Trent plc	2,989,819
52,000	UGI Corp.	1,714,960

		9,853,584

	Entertainment — 0.9%
775,000	Central European Media Enterprises Ltd., Cl. A†	3,247,250
105,000	Fox Corp., Cl. B	2,936,850
20,000	Liberty Media Corp.- Liberty Braves, Cl. A†	417,600
8,000	Liberty Media Corp.- Liberty Braves, Cl. C†	168,080
1,300	Madison Square Garden Entertainment Corp.†	89,037
1,300	Madison Square Garden Sports Corp.†	195,624

		7,054,441

	Environmental Services — 0.4%
100,000	Advanced Disposal Services Inc.†	3,023,000

	Equipment and Supplies — 0.0%
25,000	The L.S. Starrett Co., Cl. A†	73,750

	Financial Services — 5.5%
7,000	Alimco Financial Corp.†	55,615
48,000	AllianceBernstein Holding LP	1,297,920
1,500	Brookfield Asset Management Inc., Cl. A	49,590
2,000	E*TRADE Financial Corp.	100,100
72,000	Equitable Holdings Inc.	1,313,280
580,000	Hastings Group Holdings plc	1,888,978

1

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,000	Horizon Bancorp Inc.	$10,090
60,000	KKR & Co. Inc.	2,060,400
1,000	Mastercard Inc., Cl. A	338,170
50,000	MoneyGram International Inc.†	141,250
40,000	National General Holdings Corp.	1,350,000
4,000	NIBC Holding NV	34,752
4,200	Prosperity Bancshares Inc.	217,686
1,100	Standard AVB Financial Corp.	35,915
275,000	Sterling Bancorp	2,893,000
590,000	TD Ameritrade Holding Corp.	23,098,500
1,000	Topdanmark A/S	48,347
16,000	Valley National Bancorp	109,600
40,000	Waddell & Reed Financial Inc., Cl. A	594,000
35,000	Willis Towers Watson plc.	7,308,700
126,000	Wright Investors’ Service Holdings Inc.†	44,100

		42,989,993

	Food and Beverage — 2.7%
900,000	Craft Brew Alliance Inc.†	14,850,000
120,000	Massimo Zanetti Beverage Group SpA	697,846
2,500	Pernod Ricard SA	399,075
1,250,000	Premier Foods plc†	1,491,974
23,000	Remy Cointreau SA	4,201,381

		21,640,276

	Health Care — 10.3%
478,886	Aimmune Therapeutics Inc.†	16,497,623
153,306	Akcea Therapeutics Inc.†	2,780,971
470,000	Akorn Inc.†	13,395
25,000	AstraZeneca plc, ADR	1,370,000
400	Bio-Rad Laboratories Inc., Cl. A†	206,184
44,000	Bristol Myers Squibb Co.	2,652,760
38,000	Clovis Oncology Inc.†	221,540
500	ICU Medical Inc.†	91,380
158,000	Idorsia Ltd.†	4,243,982
300	Illumina Inc.†	92,724
125,000	Immunomedics Inc.†	10,628,750
7,000	Intersect ENT Inc.†	114,170
4,000	Livongo Health Inc.†	560,200
37,000	McKesson Europe AG†	1,132,241
16,000	Medicrea International†	130,190
600,000	Momenta Pharmaceuticals Inc.†	31,488,000
433,000	Myrexis Inc.†	17,320
200,000	Nuvectra Corp.†(a)	3,000
131,000	Pacific Biosciences of California Inc.†	1,292,970
20,000	Perrigo Co. plc.	918,200
28,000	QIAGEN NV, Toronto†	1,463,280
22,000	Varian Medical Systems Inc.†	3,784,000
50,000	Wright Medical Group NV†	1,527,000

		81,229,880

Shares		Market Value
	Hotels and Gaming — 0.1%
55,800	Cherry AB, Cl. B†(a)	$542,059
70,681	William Hill plc	253,546

		795,605

	Machinery — 0.8%
31,500	Astec Industries Inc.	1,708,875
36,000	CIRCOR International Inc.†	984,600
300,000	CNH Industrial NV†	2,346,000
30,000	CNH Industrial NV, Borsa Italiana†	233,835
2,000	IMA Industria Macchine Automatiche SpA	157,813
15,000	Neles Oyj	203,216
45,000	Perceptron Inc.	306,000

		5,940,339

	Metals and Mining — 1.0%
6,000	Alamos Gold Inc., Cl. A	52,860
68,213	Ampco-Pittsburgh Corp.†	238,063
100,000	Freeport-McMoRan Inc.	1,564,000
20,000	Newmont Corp.	1,269,000
110,000	Pan American Silver Corp.	3,536,500
10,000	Vulcan Materials Co.	1,355,400

		8,015,823

	Paper and Forest Products — 0.5%
6,000	Ahlstrom-Munksjo Oyj	126,485
361,000	Canfor Corp.†	4,063,978

		4,190,463

	Publishing — 0.2%
13,500	Meredith Corp.	177,120
112,000	The E.W. Scripps Co., Cl. A	1,281,280

		1,458,400

	Real Estate — 0.7%
500	American Tower Corp., REIT	120,865
3,800	Cousins Properties Inc., REIT	108,642
285,000	Jernigan Capital Inc., REIT	4,884,900
19,890	Rayonier Inc., REIT	525,892
3,500	Vastned Retail Belgium NV, REIT	84,124

		5,724,423

	Retail — 0.3%
300,000	Hudson Ltd., Cl. A†	2,280,000
3,000	METRO AG	29,968
101,770	The Bon-Ton Stores Inc.†	1,170

		2,311,138

	Semiconductors — 0.2%
95,000	AIXTRON SE†	1,147,249
2,500	II-VI Inc.†	101,400

		1,248,649

	Specialty Chemicals — 0.2%
4,000	Hexion Holdings Corp., Cl. B†	41,000

2

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
4,000	Linde plc	$952,520
18,000	SGL Carbon SE†	66,478
12,000	Valvoline Inc.	228,480

		1,288,478

	Telecommunications — 2.7%
17,500	Acacia Communications Inc.†	1,179,500
185,000	CenturyLink Inc.	1,866,650
10,000	Cincinnati Bell Inc.†	150,000
130,000	Koninklijke KPN NV	305,906
1,883	Liberty Latin America Ltd., Cl. C†	15,328
30,000	NTT DOCOMO Inc., ADR	1,100,400
61,000	Parrot SA†	307,535
100,000	Pharol SGPS SA†	12,592
105,000	Sunrise Communications Group AG	12,426,035
91,000	Telenet Group Holding NV	3,535,824

		20,899,770

	Transportation — 0.3%
13,537	DSV PANALPINA A/S	2,211,789
2,000	XPO Logistics Europe SA†	555,744

		2,767,533

	Wireless Communications — 0.4%
11,000	Blackberry Ltd.†	50,490
91,000	Millicom International Cellular SA, SDR	2,769,877
14,000	United States Cellular Corp.†	413,420

		3,233,787

	Wireless Telecommunications Services — 0.1%
400,000	NII Holdings Inc., Escrow†	868,000

	TOTAL COMMON STOCKS	326,202,359

	CLOSED-END FUNDS — 0.7%
235,000	Altaba Inc., Escrow†	5,322,750
2,000	MVC Capital Inc.	15,620

	TOTAL CLOSED-END FUNDS	5,338,370

	RIGHTS — 0.3%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	0

	Health Care — 0.1%
39,000	Achillion Pharmaceuticals Inc., CVR†	19,500
10,000	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†	12,500
187,969	Ambit Biosciences Corp., CVR†(a)	380,637
75,000	Bristol Myers Squibb Co., CVR†	168,750
100,000	Dova Pharmaceuticals Inc., CVR†	50,000
640,000	Innocoll, CVR†(a)	6
150,000	Ipsen SA/Clementia, CVR†(a)	202,500

Shares		Market Value
95,400	Ocera Therapeutics, CVR†(a)	$14,310
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
10,000	Stemline Therapeutics Inc., CVR†(a)	0
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
12,000	Tobira Therapeutics Inc., CVR†(a)	720

		848,923

	Metals and Mining — 0.2%
2,200,000	Pan American Silver Corp., CVR†	1,715,780

	TOTAL RIGHTS	2,564,703

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
52,000	Ampco-Pittsburgh Corp., expire 08/01/25†	19,240

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 57.5%
$452,199,000	U.S. Treasury Bills, 0.000% to 0.185%††, 10/01/20 to 04/01/21(b)	452,118,623

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $752,946,395)	$786,243,295

Shares		Market Value
	SECURITIES SOLD SHORT — (11.4)%
	Building and Construction — (7.4)%
714,000	Lennar Corp., Cl. A	$58,319,520

	Financial Services — (4.0)%
37,800	Aon plc, Cl. A	7,798,140
2,086	Morgan Stanley	100,858
639,383	The Charles Schwab Corp.	23,164,846

		31,063,844

	TOTAL SECURITIES SOLD SHORT(c) (Proceeds received $66,579,213)	$89,383,364

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At September 30, 2020, $126,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	At September 30, 2020, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

3

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of September 30, 2020, forward foreign exchange contracts outstanding were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD 11,550,000	CHF 11,550,000	State Street Bank and Trust Co.	10/29/20	$12,863
USD 2,800,000	SEK 2,800,000	State Street Bank and Trust Co.	10/29/20	1,190
USD 11,500,000	EUR 11,500,000	State Street Bank and Trust Co.	10/29/20	(23,017)
USD 1,400,000	CAD 6,900,000	State Street Bank and Trust Co.	10/29/20	(4,265)
USD 400,000	GBP 4,400,000	State Street Bank and Trust Co.	10/29/20	(81,104)

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS				$(94,333)

4